Bank Loan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bank Loan [Line Items]
Outstanding balances
Annual interest rates	3.35%
Interest expenses incurred	$ 34,266
Hong Kong Dollar Prime Rate [Member]
Bank Loan [Line Items]
Variable interest rates	2.50%
SME Term Loan [Member]
Bank Loan [Line Items]
Outstanding balances	$ 1,066,363